Capital Structure, Common Stock - Common Stock Issuances (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 02, 2021 shares	May 06, 2021 USD ($) shares	Apr. 26, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 14, 2023 USD ($)
Common Stock Issuances [Abstract]
Aggregate offering price | $								$ 30,000
Gross proceeds | $				$ 75,055	$ 8	$ 70	$ 98,302
Dividend payable (in shares)	1
Number of shares called by each warrant/Right held (in shares)			1
Exercise price of Rights (in dollars per share) | $ / shares			$ 7		$ 30
Holding period before Rights become exercisable after announcement					10 days
Threshold beneficial ownership percentage by individual					10.00%
Threshold beneficial ownership percentage by passive institutional investor					15.00%
Threshold percentage of assets, cash flow or earning power sold or transferred					50.00%
Redemption price of Rights (in dollars per share) | $ / shares					$ 0.0001
Number of Rights exercised (in shares)					0	0	0
Number of units issued (in shares)		428,571
Warrant exercise price (in dollars per share) | $ / shares			7		$ 30
Average price of share purchased (in dollars per share) | $ / shares			$ 7	$ 17
Repayment of subordinated long-term debt by issuance of shares | $					$ 0	$ 0	$ 3,000
Issuance of common stock for repayment of subordinated long-term debt (in shares)			428,571
Sales price (in dollars per share) | $ / shares			$ 7	$ 17
Net proceeds | $				$ 69,971
Pre-Funded Warrants [Member]
Common Stock Issuances [Abstract]
Number of securities included in each unit (in shares)			1
Warrant [Member]
Common Stock Issuances [Abstract]
Number of securities included in each unit (in shares)			10
Series A Participating Preferred Share [Member]
Common Stock Issuances [Abstract]
Number of shares called by each warrant/Right held (in shares)					0.001
Common Stock [Member]
Common Stock Issuances [Abstract]
Shares issued (in shares)						10,000	9,238,754
Number of securities included in each unit (in shares)			1
Issuance of common stock for repayment of subordinated long-term debt (in shares)							428,571
Second JDH Loan [Member]
Common Stock Issuances [Abstract]
Repayment of subordinated long-term debt by issuance of shares | $		$ 3,000	$ 3,000
At-the-Market Offering Program [Member]
Common Stock Issuances [Abstract]
Shares issued (in shares)					1,099
Gross proceeds | $					$ 8
Offering expenses | $					$ 199
Registered Direct Offering [Member]
Common Stock Issuances [Abstract]
Shares issued (in shares)				4,415,000